CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, authorized	100	100	100
Preferred stock Series A, issued	100	100	100
Preferred stock Series B, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series B, authorized	24,999,900	24,999,900	24,999,900
Preferred stock Series B, issued	14,750,000	14,750,000	14,750,000
Preferred stock Series B, outstanding	14,750,000	14,750,000	12,750,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	88,778,950	82,371,853	33,848,520